OMB APPROVAL
OMB Number:	3235-0675
Expires:	June 30, 2017
Estimated average burden hours per response . .. . . 311.22

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRIMA CAPITAL CRE SECURITIZATION 2015-IV DEPOSITOR CORP.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X     Rule 15Ga -1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2015 to March 31, 2015.

Date of Report (Date of earliest event reported) May 14, 2015

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: 0001642095

Nilesh Patel, (914) 725-9380

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRIMA CAPITAL CRE SECURITIZATION 2015-IV DEPOSITOR CORP.
Date: May 14, 2015	/s/ Nilesh Patel
Name: Nilesh Patel
Title: Secretary